Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
The Netherlands Taxes - current	$ (1)	$ (2)	$ 5
Foreign taxes - current	(101)	(69)	(43)
Total current taxes	(102)	(71)	(38)
The Netherlands Taxes - deferred	0	0	0
Foreign taxes - deferred	(41)	40	59
Total deferred taxes	(41)	40	59
Income tax benefit (expense)	$ (143)	$ (31)	$ 21
Effective tax rate	15.00%	15.00%	(24.00%)